Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

NOTE 3:    DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

As of February 26, 2012, the Company had forward foreign exchange contracts to buy $763.3 million and to sell $425.1 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through November 2012.

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	February 26, 2012			November 27, 2011
	Assets	(Liabilities)		Assets	(Liabilities)
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value	Derivative Net Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts (1)	$21,603	$(9,341)	$12,262	$31,906	$(5,914)	$25,992
Forward foreign exchange contracts (2)	310	(3,400)	(3,090)	4,547	(9,803)	(5,256)

Total	$21,913	$(12,741)		$36,453	$(15,717)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(44,448)		$—	$(46,115)
7.75% Euro senior notes due 2018	—	(401,160)		—	(400,350)

Total	$—	$(445,608)		$—	$(446,465)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of February 26, 2012	As of November 27, 2011	Three Months Ended
			February 26, 2012	February 27, 2011
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637	$—	$—
Yen-denominated Eurobonds	(26,859)	(28,525)	2,606	(1,093)
Euro senior notes	(24,091)	(23,281)	—	—
Cumulative income taxes	18,145	18,476

Total	$(28,168)	$(28,693)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Three Months Ended
	February 26, 2012	February 27, 2011
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(3,485)	$(5,723)
Unrealized	(11,767)	(2,373)

Total	$(15,252)	$(8,096)

NOTE 5:    DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company’s foreign currency management objective is to minimize the effect of fluctuations in foreign exchange rates on nonfunctional currency cash flows of the Company and its subsidiaries and selected assets or liabilities of the Company and its subsidiaries without exposing the Company to additional risk associated with transactions that could be regarded as speculative. Forward exchange contracts on various currencies are entered into to manage foreign currency exposures associated with certain product sourcing activities, some intercompany sales, foreign subsidiaries’ royalty payments, interest payments, earnings repatriations, net investment in foreign operations and funding activities. The Company manages certain forecasted foreign currency exposures and uses a centralized currency management operation to take advantage of potential opportunities to naturally offset foreign currency exposures against each other. The Company designates its outstanding Euro senior notes and a portion of its outstanding Yen-denominated Eurobonds as net investment hedges to manage foreign currency exposures in its foreign operations. The Company does not apply hedge accounting to its derivative transactions. As of November 27, 2011, the Company had forward foreign exchange contracts to buy $875.6 million and to sell $415.8 million against various foreign currencies. These contracts are at various exchange rates and expire at various dates through November 2012.

The table below provides data about the carrying values of derivative and non-derivative instruments:

	November 27, 2011			November 28, 2010
	Assets	(Liabilities)		Assets	(Liabilities)
	Carrying Value	Carrying Value	Derivative Net Carrying Value	Carrying Value	Carrying Value	Derivative Net Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts (1)	$31,906	$(5,914)	$25,992	$7,717	$(6,332)	$1,385
Forward foreign exchange contracts (2)	4,547	(9,803)	(5,256)	4,266	(9,269)	(5,003)

Total	$36,453	$(15,717)		$11,983	$(15,601)

Non-derivatives designated as hedging instruments
4.25% Yen-denominated Eurobonds due 2016	$—	$(46,115)		$—	$(61,075)
7.75% Euro senior notes due 2018	—	(400,350)		—	(400,740)

Total	$—	$(446,465)		$—	$(461,815)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.

(2)	Included in “Other accrued liabilities” on the Company’s consolidated balance sheets.

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 27, 2011	As of November 28, 2010	Year Ended
			November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637	$—	$—	$—
Yen-denominated Eurobonds	(28,525)	(24,377)	(5,033)	2,254	(13,094)
Euro senior notes	(23,281)	(23,671)	—	—	—
Cumulative income taxes	18,476	17,022

Total	$(28,693)	$(26,389)

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss)
	Year Ended
	November 27, 2011	November 28, 2010	November 29, 2009
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized	$(9,548)	$(16,342)	$(50,760)
Unrealized	24,858	10,163	(18,794)

Total	$15,310	$(6,179)	$(69,554)